Statement of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019		$ 235,177		$ (235,177)
Beginning balance, shares at Dec. 31, 2019		235,176,673
Net loss for the year
Ending balance, value at Dec. 31, 2020		$ 235,177		(235,177)
Ending balance, shares at Dec. 31, 2020		235,176,673
Preferred shares issued to officer per agreement	$ 300		99,700		100,000
Preferred shares issued to officer per agreement, shares	300,000
Net loss for the year				(152,859)	(152,859)
Ending balance, value at Dec. 31, 2021	$ 300	$ 235,177	$ 99,700	$ (388,036)	$ (52,859)
Ending balance, shares at Dec. 31, 2021	300,000	235,176,673